SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2008

Check here if Amendment [ ];                Amendment Number: ___
       This Amendment (Check only one):           [ ] is a restatement.
                                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Sloane Robinson LLP
Address: 20 St Dunstan's Hill, London, EC3R 8ND

Form 13F File Number: 28-12596

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Tanya Farrell

Title:     Head of Legal and Compliance

Phone:     +44 207 929 8839

Signature, Place, and Date of Signing:


    /s/ Tanya Farrell                London, England           November 10, 2008
    --------------------------       ---------------           -----------------
    Signature                        City, State               Date

Report Type                (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None


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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                            nil

Form 13F Information Table Entry Total:                       18

                Form 13F Information Table Value Total: $282,171
                                   (thousands)


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
                              Sloane Robinson LLP
                           Form 13F Information Table

                                                                       SHRS or             Investment
                                                            Value      PRN       SH/  Put/ Discre-   Other
            Name               Title of Class    CUSIP      x$1000     amount    PRN  Call tion      Managers    Voting Authority
                                                                                                              Sole      Shared  None
AMERICA MOVIL SAB DE CV        SPON ADR L SHS    02364W105     2,786      60,100    SH       SOLE               60,100
BANCO ITAU HLDG FINANCIERA S   SP ADR 500 PFD    059602201     3,392     193,800    SH       SOLE              193,800
COMPANHIA VALE DO RIO DOCE     SPONSORED ADR     204412209     3,298     172,200    SH       SOLE              172,200
CONOCOPHILLIPS                 COM               20825C104     3,692      50,400    SH       SOLE               50,400
DESARROLLADORA HOMEX S A DE    SPONSORED ADR     25030W100     1,610      36,400    SH       SOLE               36,400
FOCUS MEDIA HLDG LTD           SPONSORED ADR     34415V109   184,026   6,454,800    SH       SOLE            6,454,800
GASFISA S A                    SPONS ADR         362607301    47,951   1,865,800    SH       SOLE            1,865,800
HOME INNS & HOTELS MGMT INC    SPON ADR          43713W107     1,452     104,100    SH       SOLE              104,100
ISHARES TR                     MSCI EMERG MKT    464287234    12,079     349,800    SH       SOLE              349,800
MINDRAY MEDICAL INTL LTD       SPON ADR          602675100       111       3,300    SH       SOLE                3,300
MOBILE TELESYSTEMS OJSC        SPONSORED ADR     607409109       941      16,800    SH       SOLE               16,800
NET SERVICOS DE COMUNICACAO    SPONSD ADR NEW    64109T201     2,385     271,600    SH       SOLE              271,600
NETEASE COM INC                SPONSORED ADR     64110W102       130       5,700    SH       SOLE                5,700
OPEN JT STK CO-VIMPEL COMMUN   SPONSORED ADR     68370R109       978      48,200    SH       SOLE               48,200
PETROLEO BRASILEIRO SA PETRO   SP ADR NON VTG    71654V101     2,530      67,600    SH       SOLE               67,600
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR     71654V408     6,795     154,600    SH       SOLE              154,600
SUNTECH PWR HLDGS CO LTD       ADR               86800C104       739      20,600    SH       SOLE               20,600
UNIBANCO-UNIAO DE BANCOS BRA   GDR REP PFD UT    90458E107     7,276      72,100    SH       SOLE               72,100
